Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities			Financial Services
	2016	2015	2014	2016	2015	2014
	(in millions)
Revenues
Net sales	$23,669	$24,677	$31,198	$—	$—	$—
Finance and interest income	153	201	258	1,570	1,603	1,828
Total Revenues	$23,822	$24,878	$31,456	$1,570	$1,603	$1,828
Costs and Expenses
Cost of goods sold	19,539	20,357	25,536	—	—	—
Selling, general & administrative expenses	1,979	2,032	2,568	283	285	357
Research and development expenses	860	856	1,106	—	—	—
Restructuring expenses	43	82	184	1	2	—
Interest expense	694	678	857	521	576	705
Interest compensation to Financial Services	332	314	357	—	—	—
Other, net	855	497	290	294	235	235
Total Costs and Expenses	$24,302	$24,816	$30,898	$1,099	$1,098	$1,297
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(480)	62	558	471	505	531
Income tax (expense)	(137)	(202)	(280)	(161)	(158)	(187)
Equity income of unconsolidated subsidiaries and affiliates	34	20	68	24	21	18
Results from intersegment investments	334	368	362	—	—	2
Net income (loss)	$(249)	$248	$708	$334	$368	$364

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	2016	2015	2016	2015
	(in millions)
ASSETS
Cash and cash equivalents	$4,649	$4,551	$368	$833
Restricted cash	—	15	837	912
Trade receivables	596	555	58	52
Financing receivables	1,592	2,162	19,546	19,974
Inventories, net	5,396	5,513	213	177
Property, plant and equipment, net	6,395	6,479	2	2
Investments in unconsolidated subsidiaries and affiliates	2,886	2,846	153	136
Equipment under operating leases	17	10	1,890	1,825
Goodwill	2,296	2,295	153	152
Other intangible assets, net	772	793	15	17
Deferred tax assets	1,060	1,087	188	163
Derivative assets	98	205	8	6
Other assets	1,505	1,271	382	490
TOTAL ASSETS	$27,262	$27,782	$23,813	$24,739
LIABILITIES AND EQUITY
Debt	$7,691	$8,260	$20,061	$21,176
Trade payables	5,042	5,176	180	197
Deferred tax liabilities	84	60	310	274
Pension, postretirement and other postemployment benefits	2,256	2,263	20	19
Derivative liability	239	62	21	7
Other liabilities	7,478	7,100	669	611
TOTAL LIABILITIES	$22,790	$22,921	$21,261	$22,284
Equity	4,451	4,843	2,552	2,455
Redeemable noncontrolling interest	21	18	—	—
TOTAL LIABILITIES AND EQUITY	$27,262	$27,782	$23,813	$24,739

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities			Financial Services
	2016	2015	2014	2016	2015	2014
	(in millions)
Operating activities:
Net income (loss)	$(249)	$248	$708	$334	$368	$364
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	710	694	725	6	5	6
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	284	238	257	261	209	152
(Gain) loss from disposal of assets	4	(2)	(1)	—	—	9
Loss on repurchase of Notes	60	—	—	—	—	—
Undistributed income (loss) of unconsolidated subsidiaries	37	(104)	(181)	(25)	(17)	(20)
Other non-cash items	73	213	101	122	118	153
Changes in operating assets and liabilities:
Provisions	42	(61)	110	4	13	11
Deferred income taxes	43	59	(110)	22	60	71
Trade and financing receivables related to sales, net	(7)	354	285	(95)	(50)	(1,101)
Inventories, net	141	507	(187)	(35)	(34)	15
Trade payables	121	(162)	(790)	(19)	4	(66)
Other assets and liabilities	460	112	(104)	155	220	434
Net cash provided by operating activities	1,719	2,096	813	730	896	28
Investing activities:
Additions to retail receivables	—	—	—	(3,951)	(4,498)	(6,467)
Collections of retail receivables	—	—	—	4,569	5,146	6,506
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	12	11	25	—	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	234	320	319	426	406	258
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(501)	(653)	(1,005)	(2)	(3)	(17)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(884)	(875)	(797)	(747)	(976)	(1,017)
Other	380	2,151	494	(562)	(2,019)	(282)
Net cash provided (used) by investing activities	(759)	954	(964)	(267)	(1,944)	(1,019)
Financing activities:
Proceeds from long-term debt	1,754	650	3,356	10,875	9,277	14,021
Payments of long-term debt	(2,085)	(2,483)	(2,145)	(11,685)	(8,185)	(13,178)
Net increase (decrease) in other financial liabilities	(219)	51	(194)	87	45	(120)
Dividends paid	(207)	(297)	(382)	(341)	(207)	(160)
Other	(58)	23	18	105	43	13
Net cash provided (used) by financing activities	(815)	(2,056)	653	(959)	973	576
Effect of foreign exchange rate changes on cash and cash equivalents	(47)	(565)	(390)	31	(133)	(101)
Increase (decrease) in cash and cash equivalents	98	429	112	(465)	(208)	(516)
Cash and cash equivalents, beginning of year	4,551	4,122	4,010	833	1,041	1,557
Cash and cash equivalents, end of year	$4,649	$4,551	$4,122	$368	$833	$1,041